Events after the reporting period	3 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
Note 22. Events after the reporting period
S19j Pros sale
In October 2024, a further 41,740 S19j Pro miners were sold for a total sale proceeds equal to their held for sale carrying value of $8,129,000, leaving approximately 12,300 miners which were classified as held for sale at 30 September 2024 (refer to note 11 - Assets held for sale).

Insurance claim settlement
On 25 October 2024, the insurance claim for the stolen mining hardware was approved by the insurers. Consequently, the settlement amount of $1,699,000 has been recorded as an income in October 2024 (refer to note 5 - Other operating expenses).

ATM Facility
Subsequent to 30 September 2024, the Company issued a further 16,268,604 Ordinary shares for total gross proceeds of approximately $146,265,000.
No other matter or circumstance has arisen since 30 September 2024 that has significantly affected, or may significantly affect the Group's operations, the results of those operations, or the Group's state of affairs in future financial years.